GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets and goodwill

The carrying amount of goodwill and other intangibles are as follows:

	January 2, 2016
	Weighted Avg. Useful Life (In yrs.)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangibles
Formulas	10	$10,307	$6,784	$3,523
Trade name and trademarks	12	106,092	36,263	69,829
Non-compete	4	2,309	1,220	1,089
Customer relationships	14	270,610	133,035	137,575

		389,318	177,302	212,016
Indefinite-lived intangibles
Trade name and trademarks		27,175	—	27,175
Water and sewer usage permits		2,919	—	2,919

		419,412	177,302	242,110
Goodwill		299,708	—	299,708

		$719,120	$177,302	$541,818

	January 3, 2015
	Weighted Avg. Useful Life (In yrs.)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangibles
Formulas	10	$10,307	$5,766	$4,541
Trade name and trademarks	10	87,892	28,378	59,514
Non-compete	5	1,209	978	231
Customer relationships	14	239,410	110,472	128,938

		338,818	145,594	193,224
Indefinite-lived intangibles
Trade name and trademarks		27,175	—	27,175
Water and sewer usage permits		2,919	—	2,919

		368,912	145,594	223,318
Goodwill		275,262	—	275,262

		$644,174	$145,594	$498,580

Schedule of finite-lived intangible assets, future amortization expense

At January 2, 2016, expected future amortization expense for other intangibles was as follows:

Fiscal Year	Amortization Expense
2016	$31,001
2017	29,028
2018	26,481
2019	22,992
2020	21,495
Thereafter	81,019

$212,016